Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	SHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	0.55%
[1]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Western Asset Short Duration Municipal Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.41	1.64	1.57
Class A (with sales charge)	1.98	1.18	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,518,658
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 717,353
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Municipal Income Fund
Class Name	Class C
Trading Symbol	SHDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$94	0.92%
[3]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Western Asset Short Duration Municipal Income Fund returned 4.23%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.23	1.32	1.24
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,518,658
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 717,353
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C2
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Municipal Income Fund
Class Name	Class C2
Trading Symbol	CIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C2	$112	1.10%
[5]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C2 shares of Western Asset Short Duration Municipal Income Fund returned 3.84%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (11/2/2020)
Class C2	3.84	1.11	1.12
Bloomberg Municipal Bond Index	4.96	1.44	1.56
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,518,658
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 717,353
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Municipal Income Fund
Class Name	Class I
Trading Symbol	SMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.40%
[7]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class I shares of Western Asset Short Duration Municipal Income Fund returned 4.57%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class I	4.57	1.79	1.70
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,518,658
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 717,353
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Municipal Income Fund
Class Name	Class IS
Trading Symbol	SHDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class IS shares of Western Asset Short Duration Municipal Income Fund returned 4.62%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (9/15/2017)
Class IS	4.62	1.88	1.93
Bloomberg Municipal Bond Index	4.96	1.44	2.40
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,518,658
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 717,353
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.